Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of:
	$		$		$
	Remaining weighted average useful life in years		2025		2024

Cost
Customer relationship intangibles		4		$512		$473
Patents and technology		5		654		572
Computer software and other licenses		3		650		593
				1,816		1,638

Accumulated depreciation
Customer relationship intangibles				(371)		(249)
Patents and technology				(470)		(215)
Computer software and other licenses				(485)		(436)
				$490		$738